Cover	Aug. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 20, 2026
Entity File Number	001-31543
Entity Registrant Name	FLUX POWER HOLDINGS, INC.
Entity Central Index Key	0001083743
Entity Tax Identification Number	92-3550089
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2685 S. Melrose Drive
Entity Address, City or Town	Vista
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92081
City Area Code	877
Local Phone Number	505-3589
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	FLUX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false